FORMULAFOLIOS US EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 96.0%
	AEROSPACE & DEFENSE - 1.8%
4,399	Lockheed Martin Corporation	$ 1,908,286

	APPAREL & TEXTILE PRODUCTS - 1.5%
17,199	PVH Corporation	1,683,610

	ASSET MANAGEMENT - 4.1%
1,978	BlackRock, Inc.	1,471,414
45,793	Franklin Resources, Inc.	1,361,426
79,200	Invesco Ltd.	1,682,208
		4,515,048
	BANKING - 2.1%
25,446	Popular, Inc.	2,337,215

	BIOTECH & PHARMA - 10.0%
10,259	Johnson & Johnson	1,688,324
121,283	Pfizer, Inc.	5,693,023
5,707	Regeneron Pharmaceuticals, Inc.(a)	3,528,981
		10,910,328
	CHEMICALS - 1.3%
10,264	Celanese Corporation	1,429,570

	COMMERCIAL SUPPORT SERVICES - 3.7%
15,336	ManpowerGroup, Inc.	1,629,910
20,319	Robert Half International, Inc.	2,444,173
		4,074,083
	ELECTRICAL EQUIPMENT - 3.0%
20,449	A O Smith Corporation	1,402,392
12,995	TE Connectivity Ltd.	1,850,878
		3,253,270
	HEALTH CARE FACILITIES & SERVICES - 5.1%
8,728	Humana, Inc.	3,790,745
13,328	Quest Diagnostics, Inc.	1,749,567
		5,540,312

FORMULAFOLIOS US EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	HOME CONSTRUCTION - 3.7%
16,726	DR Horton, Inc.	$ 1,428,400
15,971	Lennar Corporation, Class A	1,435,473
222	NVR, Inc.(a)	1,100,774
		3,964,647
	HOUSEHOLD PRODUCTS - 2.9%
10,655	Estee Lauder Companies, Inc. Class A	3,157,396

	INDUSTRIAL SUPPORT SERVICES - 1.5%
3,365	WW Grainger, Inc.	1,605,307

	INSURANCE - 5.4%
25,677	Hartford Financial Services Group, Inc.	1,784,038
26,273	W R Berkley Corporation	2,372,452
7,551	Willis Towers Watson PLC	1,678,587
		5,835,077
	MACHINERY - 1.4%
21,624	Graco, Inc.	1,558,874

	MEDICAL EQUIPMENT & DEVICES - 14.6%
7,095	Align Technology, Inc.(a)	3,628,810
29,539	Edwards Lifesciences Corporation(a)	3,319,297
2,114	Mettler-Toledo International, Inc.(a)	2,978,076
5,093	Thermo Fisher Scientific, Inc.	2,770,592
8,031	West Pharmaceutical Services, Inc.	3,108,639
		15,805,414
	OIL & GAS PRODUCERS - 3.5%
19,523	ConocoPhillips	1,851,952
17,071	EOG Resources, Inc.	1,961,799
		3,813,751
	OIL & GAS SERVICES & EQUIPMENT - 1.6%
52,081	Halliburton Company	1,746,276

FORMULAFOLIOS US EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	RETAIL - CONSUMER STAPLES - 3.1%
6,596	Costco Wholesale Corporation	$ 3,424,973

	RETAIL - DISCRETIONARY - 1.5%
11,431	Williams-Sonoma, Inc.	1,655,895

	RETAIL REIT - 1.4%
65,210	Kimco Realty Corporation	1,534,391

	SEMICONDUCTORS - 4.5%
4,871	KLA Corporation	1,697,544
2,881	Lam Research Corporation	1,617,249
9,198	QUALCOMM, Inc.	1,581,964
		4,896,757
	SPECIALTY FINANCE - 1.8%
28,565	First American Financial Corporation	1,914,998

	STEEL - 7.0%
27,315	Nucor Corporation	3,595,200
10,887	Reliance Steel & Aluminum Company	2,078,002
27,803	Steel Dynamics, Inc.	1,962,336
		7,635,538
	TECHNOLOGY SERVICES - 1.7%
8,860	Automatic Data Processing, Inc.	1,811,338

	TIMBER REIT - 1.6%
45,473	Weyerhaeuser Company	1,767,991

	TRANSPORTATION & LOGISTICS - 6.2%
16,123	CH Robinson Worldwide, Inc.	1,558,772
15,104	Expeditors International of Washington, Inc.	1,561,149
10,415	JB Hunt Transport Services, Inc.	2,113,516
10,386	Landstar System, Inc.	1,603,702
		6,837,139

FORMULAFOLIOS US EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	TOTAL COMMON STOCKS (Cost $104,158,247)	$ 104,617,484

	SHORT-TERM INVESTMENTS — 4.0%
	MONEY MARKET FUNDS - 4.0%
4,412,014	Fidelity Government Portfolio, CLASS I, 0.01% (Cost $4,412,014)(b)	4,412,014

	TOTAL INVESTMENTS - 100.0% (Cost $108,570,261)	$ 109,029,498
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(31,018)
	NET ASSETS - 100.0%	$ 108,998,480

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2022.